Fair Value Measurements (Details) - Schedule of the change in the fair value of the derivative warrant liabilities	5 Months Ended
Dec. 31, 2020 USD ($)
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of the change in the fair value of the derivative warrant liabilities [Line Items]
Derivative warrant liabilities Beginning
Derivative warrant liabilities at September 30, 2020
Issuance of Public and Private Warrants	23,041,670
Change in fair value of derivative warrant liabilities	5,458,920
Derivative warrant liabilities Ending	9,816,670
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of the change in the fair value of the derivative warrant liabilities [Line Items]
Transfer to Level 1 measurement – Public Warrants	$ (18,683,920)